Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Jan. 03, 2015 item	Dec. 28, 2013	Dec. 29, 2012
Significant Accounting Policies
Number of reporting units that evaluate goodwill for impairment	3
Indefinite lived intangible assets
Impairment charges	$ 0
Cumulative Translation Adjustment
Foreign currency transaction gain (loss), included in other income (expense)	20,000	951,000	5,565,000
Forward Currency Hedging Instruments
Unrealized gain recognized in other comprehensive income (loss), net of taxes	18,100,000
Advertising Costs
Advertising costs	232,700,000	205,600,000	185,100,000
Trade name
Indefinite lived intangible assets
Impairment charges	$ 0	$ 0	$ 0